SHORT-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments [Line Items]
Maturity date range start	Mar. 31, 2016
Maturity date range end	Dec. 31, 2016
Short-term investment	$ 3,705	$ 17,729
Minimum [Member]
Schedule of Investments [Line Items]
Annual rate		4.00%
Maximum [Member]
Schedule of Investments [Line Items]
Annual rate		8.02%